Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

December 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Industrials – 16.9%

Aerospace & Defense – 1.5%
Meggitt PLC(a)	1,192,274	$7,581,809
Saab AB - Class B(a)	477,715	13,899,669

		21,481,478

Air Freight & Logistics – 0.2%
Oesterreichische Post AG	65,928	2,306,283

Airlines – 0.4%
Controladora Vuela Cia de Aviacion SAB de CV - Class A(a)	2,000,941	2,476,604
easyJet PLC	285,150	3,236,247

		5,712,851

Building Products – 0.4%
Schweiter Technologies AG	1,855	3,090,907
Uponor Oyj	141,629	3,152,670

		6,243,577

Commercial Services & Supplies – 1.7%
Biffa PLC(a) (b)	2,058,628	6,475,745
Cewe Stiftung & Co. KGAA	22,649	2,559,396
Downer EDI Ltd.	2,221,969	9,130,314
Intrum AB	106,600	2,779,682
Transcontinental, Inc. - Class A	167,620	2,700,830

		23,645,967

Construction & Engineering – 2.0%
Balfour Beatty PLC(a)	2,384,557	8,826,044
Budimex SA	37,730	3,105,703
Burkhalter Holding AG	30,944	2,310,388
Daiho Corp.	71,700	2,531,800
Mirait Holdings Corp.	107,400	1,843,080
Morgan Sindall Group PLC	145,297	3,038,664
Per Aarsleff Holding A/S - Class B	61,855	3,100,756
Yurtec Corp.	378,900	3,063,226

		27,819,661

Electrical Equipment – 2.4%
Fuji Electric Co., Ltd.	265,700	9,590,716
Huber & Suhner AG	35,290	2,771,784
Nexans SA(a)	175,822	12,722,436
TKH Group NV	161,874	7,821,999

		32,906,935

Industrial Conglomerates – 1.2%
Lifco AB - Class B	37,710	3,607,782
Nolato AB(a)	33,810	3,418,413
Rheinmetall AG	90,710	9,604,149

		16,630,344

Company	Shares	U.S. $ Value

Machinery – 2.9%
ATS Automation Tooling Systems, Inc.(a)	520,078	$9,131,702
Cargotec Oyj	77,170	3,206,482
Deutz AG(a)	987,053	6,168,174
Duerr AG	215,351	8,805,681
Judges Scientific PLC	35,970	3,138,258
Jungheinrich AG (Preference Shares)	66,030	2,951,090
Kardex Holding AG	13,943	3,072,614
Valmet Oyj	120,940	3,477,081

		39,951,082

Professional Services – 1.6%
NICE Information Service Co., Ltd.	112,524	2,573,770
Renrui Human Resources Technology Holdings Ltd.(a)	1,026,300	3,368,353
Teleperformance	21,646	7,186,065
UT Group Co., Ltd.(a)	272,800	8,492,437

		21,620,625

Road & Rail – 0.6%
Mullen Group Ltd.	325,460	2,786,954
Sankyu, Inc.	147,700	5,585,150

		8,372,104

Trading Companies & Distributors – 2.0%
AerCap Holdings NV(a)	209,837	9,564,370
Daiichi Jitsugyo Co., Ltd.	62,700	2,497,573
Howden Joinery Group PLC(a)	170,070	1,602,131
Inaba Denki Sangyo Co., Ltd.	104,000	2,549,062
Indutrade AB(a)	179,580	3,844,147
Russel Metals, Inc.	173,457	3,097,398
Sojitz Corp.	1,093,700	2,442,346
Yuasa Trading Co., Ltd.	79,200	2,547,185

		28,144,212

		234,835,119

Consumer Discretionary – 15.3%
Auto Components – 1.6%
ARB Corp. Ltd.	101,990	2,426,262
Faurecia SE(a)	169,627	8,691,115
Tianneng Power International Ltd.	1,262,000	3,049,369
Toyo Tire Corp.	509,394	7,751,961

		21,918,707

Automobiles – 0.7%
Piaggio & C SpA	2,067,572	6,832,269
Trigano SA	18,010	3,185,878

		10,018,147

Diversified Consumer Services – 1.0%
Benesse Holdings, Inc.	355,300	6,941,298
Fu Shou Yuan International Group Ltd.	5,344,000	5,023,173
YDUQS Participacoes SA	364,800	2,318,531

		14,283,002

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 4.4%
Betsson AB(a)	166,040	$1,481,908
Domino’s Pizza Enterprises Ltd.	41,003	2,745,070
Entain PLC(a)	1,067,669	16,560,406
Jollibee Foods Corp.	2,021,510	8,224,295
Jumbo Interactive Ltd.	236,870	2,570,932
LeoVegas AB(b)	363,610	1,547,382
Melco International Development Ltd.	4,196,000	8,171,907
Round One Corp.	246,100	2,214,605
Sushiro Global Holdings Ltd.	470,080	18,033,153

		61,549,658

Household Durables – 0.9%
Haseko Corp.	107,500	1,233,855
Kaufman & Broad SA	66,930	3,009,212
Maytronics Ltd.	93,510	1,408,251
Redrow PLC(a)	960,293	7,490,888

		13,142,206

Internet & Direct Marketing Retail – 0.9%
Dustin Group AB(b)	392,070	3,063,801
HelloFresh SE(a)	49,830	3,854,457
Moneysupermarket.com Group PLC	597,764	2,134,921
zooplus AG(a)	15,880	3,325,278

		12,378,457

Leisure Products – 0.9%
BRP, Inc.	113,381	7,490,147
Games Workshop Group PLC	20,996	3,214,939
Nordic Entertainment Group AB - Class B(a)	25,840	1,440,301

		12,145,387

Multiline Retail – 0.6%
B&M European Value Retail SA	216,620	1,524,953
Europris ASA(b)	519,394	3,095,435
Harvey Norman Holdings Ltd.	877,420	3,170,813

		7,791,201

Specialty Retail – 1.5%
Clas Ohlson AB - Class B(a)	208,075	1,978,735
EDION Corp.	241,700	2,457,792
Geo Holdings Corp.	163,100	1,914,311
Hornbach Baumarkt AG	21,330	932,869
Hornbach Holding AG & Co. KGaA	31,030	2,983,344
Kohnan Shoji Co., Ltd.	78,000	2,430,097
Mobilezone Holding AG	120,309	1,368,455
Super Retail Group Ltd.	375,540	3,051,938
T-Gaia Corp.	160,800	3,018,990

		20,136,531

Textiles, Apparel & Luxury Goods – 2.8%
Asics Corp.	628,700	12,090,840
Chargeurs SA	134,340	2,901,884
China Lilang Ltd.	1,960,000	1,337,559
Handsome Co., Ltd.	79,746	2,223,682

Company	Shares	U.S. $ Value
HUGO BOSS AG	150,206	$4,991,177
JNBY Design Ltd.(b)	1,244,500	1,445,315
Pandora A/S	126,543	14,162,411

		39,152,868

		212,516,164

Information Technology – 14.8%
Communications Equipment – 0.7%
Sterlite Technologies Ltd.	2,979,221	7,458,465
VTech Holdings Ltd.	294,500	2,285,843

		9,744,308

Electronic Equipment, Instruments & Components – 2.1%
Alps Alpine Co., Ltd.	254,600	3,359,425
Egis Technology, Inc.	338,000	2,075,053
Inficon Holding AG	3,472	3,180,484
Kaga Electronics Co., Ltd.	99,600	2,307,458
Simplo Technology Co., Ltd.	811,000	10,126,216
Test Research, Inc.	1,180,000	2,432,085
Zhen Ding Technology Holding Ltd.	1,401,000	5,701,161

		29,181,882

IT Services – 4.0%
Atea ASA(a)	217,305	3,078,565
Computacenter PLC	92,033	3,081,930
Data#3 Ltd.	705,842	3,061,576
Equiniti Group PLC(a) (b)	2,699,725	4,078,257
NEC Networks & System Integration Corp.	657,600	11,370,235
Nihon Unisys Ltd.	375,339	14,711,729
NSD Co., Ltd.	61,100	1,318,115
Pushpay Holdings Ltd.(a)	2,053,200	2,680,597
Softcat PLC	168,833	3,175,739
TietoEVRY Oyj	268,879	8,847,191

		55,403,934

Semiconductors & Semiconductor Equipment – 5.8%
ASM International NV	67,480	14,725,554
ASPEED Technology, Inc.	52,000	3,180,547
BE Semiconductor Industries NV	36,263	2,177,640
Dialog Semiconductor PLC(a)	63,905	3,482,376
Elan Microelectronics Corp.	618,000	2,942,971
Machvision, Inc.	88,722	933,481
Nanya Technology Corp.	3,867,000	11,988,847
Parade Technologies Ltd.	205,000	8,116,217
Pixart Imaging, Inc.	323,000	2,211,487
Realtek Semiconductor Corp.	624,000	8,693,214
SCREEN Holdings Co., Ltd.	224,000	16,518,762
Sino-American Silicon Products, Inc.	536,000	3,394,112
Sitronix Technology Corp.	295,000	1,710,648

		80,075,856

Software – 1.9%
Avast PLC(b)	1,427,276	10,480,167
Computer Engineering & Consulting Ltd.	162,700	2,392,484
Enghouse Systems Ltd.	184,644	8,942,810
Fortnox AB	65,350	3,673,535
SimCorp A/S	10,530	1,565,561

		27,054,557

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 0.3%
Aten International Co., Ltd.	695,000	$2,094,967
Gigabyte Technology Co., Ltd.	575,000	1,596,062

		3,691,029

		205,151,566

Financials – 10.1%
Banks – 3.6%
Bank BTPN Syariah Tbk PT	7,491,500	2,001,006
Bank of Ireland Group PLC(a)	2,459,555	9,929,194
Bank Pembangunan Daerah Jawa Timur Tbk PT	48,700,500	2,357,596
BAWAG Group AG(a) (b)	72,230	3,359,627
Canadian Western Bank	133,790	3,008,146
Close Brothers Group PLC	178,640	3,368,972
Hokuhoku Financial Group, Inc.	147,300	1,401,409
Miyazaki Bank Ltd. (The)	88,800	1,898,213
Norwegian Finans Holding ASA(a)	1,396,512	11,942,965
Shikoku Bank Ltd. (The)	153,200	1,010,393
SpareBank 1 Nord Norge	358,434	3,122,271
SpareBank 1 SMN	282,022	3,209,829
TCS Group Holding PLC (GDR)(b)	99,910	3,287,039

		49,896,660

Capital Markets – 3.2%
Ashmore Group PLC	410,834	2,425,965
IG Group Holdings PLC	941,538	11,060,391
Intermediate Capital Group PLC	545,490	12,835,425
Man Group PLC/Jersey	1,434,026	2,707,734
Pendal Group Ltd.	584,310	2,942,600
Pinnacle Investment Management Group Ltd.	618,391	3,370,308
Quilter PLC(b)	2,841,456	5,950,877
Warsaw Stock Exchange	232,201	2,845,741

		44,139,041

Consumer Finance – 0.8%
Jaccs Co., Ltd.	159,000	2,819,041
Muthoot Finance Ltd.	350,457	5,792,142
Sun Hung Kai & Co., Ltd.	4,423,000	1,865,342

		10,476,525

Diversified Financial Services – 0.8%
Cerved Group SpA(a)	875,671	7,971,125
Hypoport SE(a)	5,073	3,223,782

		11,194,907

Insurance – 1.7%
ASR Nederland NV	237,619	9,507,386
Beazley PLC	1,739,387	8,672,545
Topdanmark A/S	64,860	2,815,325
Vienna Insurance Group AG Wiener Versicherung Gruppe	119,640	3,040,091

		24,035,347

		139,742,480

Company	Shares	U.S. $ Value

Materials – 8.5%
Chemicals – 1.9%
China General Plastics Corp.	1,491,642	$1,352,476
Dongjin Semichem Co., Ltd.	82,850	2,791,743
Dongyue Group Ltd.	1,991,000	1,580,841
Kemira Oyj	61,110	968,602
Nantex Industry Co., Ltd.	1,337,597	2,912,228
Rallis India Ltd.	438,198	1,697,367
Tosoh Corp.	531,100	8,297,991
Ube Industries Ltd.	137,300	2,495,245
Zeon Corp.	337,400	4,846,809

		26,943,302

Construction Materials – 0.9%
Fletcher Building Ltd.(a)	1,589,740	6,763,271
Guangdong Tapai Group Co., Ltd. - Class A	2,600,925	5,070,771

		11,834,042

Containers & Packaging – 0.7%
Cascades, Inc.	220,270	2,517,817
Orora Ltd.	3,367,829	7,005,489

		9,523,306

Metals & Mining – 5.0%
APL Apollo Tubes Ltd.(a)	279,760	3,381,295
BlueScope Steel Ltd.	684,617	9,245,599
Central Asia Metals PLC	554,082	1,819,064
Labrador Iron Ore Royalty Corp.	122,494	3,138,133
Lundin Mining Corp.	1,191,519	10,577,551
Mineral Resources Ltd.	125,813	3,637,626
Mitsui Mining & Smelting Co., Ltd.	90,500	3,326,277
Northern Star Resources Ltd.	670,786	6,556,250
OZ Minerals Ltd.	941,853	13,759,021
Perenti Global Ltd.	2,519,334	2,672,838
Regis Resources Ltd.	2,453,655	7,080,553
Torex Gold Resources, Inc.(a)	103,240	1,548,316
Usinas Siderurgicas de Minas Gerais SA (Preference Shares) - Class A	1,131,000	3,190,083

		69,932,606

		118,233,256

Consumer Staples – 7.7%
Beverages – 0.9%
Royal Unibrew A/S	106,526	12,335,585

Food & Staples Retailing – 0.5%
Arcs Co., Ltd.	101,200	2,280,438
Axfood AB	117,318	2,732,961
cocokara fine, Inc.	34,600	2,555,400

		7,568,799

Company	Shares	U.S. $ Value

Food Products – 5.2%
Astral Foods Ltd.	219,408	$2,079,284
Austevoll Seafood ASA	664,744	6,788,757
Calbee, Inc.	286,100	8,624,346
Feed One Co., Ltd.	235,040	1,982,616
Hokuto Corp.	139,700	2,826,730
KRBL Ltd.	354,995	1,193,661
Morinaga Milk Industry Co., Ltd.	206,724	10,185,916
Nichirei Corp.	450,539	12,660,039
Orion Corp./Republic of Korea	89,877	10,264,187
Showa Sangyo Co., Ltd.	68,700	2,026,691
Uni-President China Holdings Ltd.	10,169,000	10,354,849
Viscofan SA	43,190	3,062,896

		72,049,972

Personal Products – 0.9%
Cosmax, Inc.	62,838	5,766,557
TCI Co., Ltd.	990,000	7,064,396

		12,830,953

Tobacco – 0.2%
Scandinavian Tobacco Group A/S(b)	137,212	2,340,012

		107,125,321

Communication Services – 6.9%
Entertainment – 4.1%
Akatsuki, Inc.	173,400	6,962,081
Capcom Co., Ltd.	397,800	25,798,390
International Games System Co., Ltd.	100,000	2,705,095
Soft-World International Corp.	502,000	1,897,205
Toei Animation Co., Ltd.	243,058	19,071,177

		56,433,948

Interactive Media & Services – 1.1%
Addcn Technology Co., Ltd.	118,000	895,434
Dip Corp.	350,000	9,352,393
Mixi, Inc.	111,400	2,765,394
New Work SE	9,080	3,105,923

		16,119,144

Media – 1.7%
Cogeco Communications, Inc.	123,311	9,480,096
Corus Entertainment, Inc. - Class B	616,350	2,072,416
IPSOS	80,830	2,727,755
ITV PLC(a)	2,648,400	3,859,214
Mediaset Espana Comunicacion SA(a)	403,433	2,096,725
Metropole Television SA(a)	120,200	1,947,129
Rightmove PLC(a)	177,620	1,578,114

		23,761,449

		96,314,541

Real Estate – 6.5%
Equity Real Estate Investment Trusts (REITs) – 1.9%
AEON REIT Investment Corp.	1,569	2,008,704
Charter Hall Retail REIT	2,996,306	8,461,489
H&R Real Estate Investment Trust	170,620	1,781,397

Company	Shares	U.S. $ Value
Heiwa Real Estate REIT, Inc.	1,599	$1,995,126
Immobiliare Grande Distribuzione SIIQ SpA	388,706	1,720,706
Kenedix Residential Next Investment Corp.	1,128	2,072,701
Killam Apartment Real Estate Investment Trust	544,780	7,322,795
Precinct Properties New Zealand Ltd.	1,495,090	1,895,530

		27,258,448

Real Estate Management & Development – 4.6%
BR Properties SA	878,000	1,677,590
CA Immobilien Anlagen AG	349,345	13,313,362
Dongwon Development Co., Ltd.	650,609	3,033,506
Entra ASA(b)	219,057	4,968,246
Farglory Land Development Co., Ltd.	3,555,000	7,129,505
Grand City Properties SA	414,063	10,698,350
IWG PLC(a)	1,337,601	6,286,056
Midea Real Estate Holding Ltd.(b)	1,125,600	2,511,017
Real Matters, Inc.(a)	196,900	2,971,521
Selvaag Bolig ASA	487,805	3,294,038
Times China Holdings Ltd.	3,170,000	4,413,792
Watkin Jones PLC	1,271,471	3,202,755

		63,499,738

		90,758,186

Health Care – 6.4%
Biotechnology – 1.2%
BioGaia AB - Class B	42,547	2,766,782
Clinuvel Pharmaceuticals Ltd.	87,490	1,504,932
Hugel, Inc.(a)	67,549	11,686,354

		15,958,068

Health Care Equipment & Supplies – 2.0%
ConvaTec Group PLC(b)	3,117,826	8,493,150
Getinge AB - Class B	438,532	10,262,378
LivaNova PLC(a)	141,046	9,338,656

		28,094,184

Health Care Providers & Services – 1.0%
BML, Inc.	192,900	5,995,454
Dr. Lal PathLabs Ltd.(b)	98,128	3,093,951
Metropolis Healthcare Ltd.(a) (b)	109,265	2,930,025
Vital KSK Holdings, Inc.	201,600	1,587,396

		13,606,826

Life Sciences Tools & Services – 0.6%
Biotage AB(a)	75,750	1,279,748
Gerresheimer AG	68,998	7,440,640

		8,720,388

Pharmaceuticals – 1.6%
Chong Kun Dang Pharmaceutical Corp.	14,244	2,972,756
Dermapharm Holding SE	34,460	2,397,906
Faes Farma SA	490,925	2,093,154
Huons Co., Ltd.	33,706	1,923,035
Hypera SA	983,000	6,500,892

Company	Shares	U.S. $ Value

JB Chemicals & Pharmaceuticals Ltd.	109,379	$1,522,233
Mega Lifesciences PCL	2,201,900	2,627,434
Samjin Pharmaceutical Co., Ltd.	58,851	1,478,115
Sanofi India Ltd.	11,205	1,278,512

		22,794,037

		89,173,503

Utilities – 3.9%
Electric Utilities – 2.3%
Enerjisa Enerji AS(b)	1,753,410	2,951,051
Fjordkraft Holding ASA(b)	1,234,622	12,051,128
Genesis Energy Ltd.	3,115,707	8,144,769
Light SA(a)	1,846,200	8,747,959

		31,894,907

Gas Utilities – 0.4%
Aygaz AS	1,320,130	2,605,740
Shizuoka Gas Co., Ltd.	285,400	2,861,818

		5,467,558

Independent Power and Renewable Electricity Producers – 1.0%
Capital Power Corp.	420,077	11,543,950
Malakoff Corp. Bhd	10,224,200	2,278,226

		13,822,176

Multi-Utilities – 0.2%
Hera SpA	700,239	2,548,125

		53,732,766

Energy – 1.4%
Energy Equipment & Services – 0.1%
Pason Systems, Inc.	159,920	989,999

Oil, Gas & Consumable Fuels – 1.3%
Beach Energy Ltd.	6,696,783	9,341,409
Indo Tambangraya Megah Tbk PT	2,835,000	2,798,006
Itochu Enex Co., Ltd.	278,000	2,739,548
New Hope Corp., Ltd.	1,275,110	1,394,490
Whitehaven Coal Ltd.	1,109,120	1,409,571

		17,683,024

		18,673,023

Total Common Stocks (cost $1,086,566,777)		1,366,255,925

RIGHTS – 0.0%
Health Care – 0.0%
Pharmaceuticals – 0.0%
Faes Farma Sa, expiring 01/04/2021(a) (c) (d) (cost $99,697)	490,925	100,156

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(e) (f) (g) (cost $9,963,819)	9,963,819	$9,963,819

Total Investments – 99.1% (cost $1,096,630,293)(h)		1,376,319,900
Other assets less liabilities – 0.9%		12,965,949

Net Assets – 100.0%		$1,389,285,849

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	13,453	INR	996,323	01/15/2021	$174,949
Bank of America, NA	USD	3,628	CHF	3,214	01/29/2021	4,738
Bank of America, NA	JPY	1,061,809	USD	10,275	02/26/2021	(14,540)
Bank of America, NA	EUR	7,736	USD	9,491	03/17/2021	24,816
Barclays Bank PLC	USD	7,558	JPY	780,664	02/26/2021	6,931
Barclays Bank PLC	GBP	6,834	USD	9,148	03/15/2021	(201,767)
Barclays Bank PLC	JPY	400,416	USD	3,825	03/15/2021	(55,689)
Barclays Bank PLC	USD	545	JPY	56,307	03/15/2021	508
Barclays Bank PLC	EUR	4,861	USD	5,920	03/17/2021	(28,263)
Barclays Bank PLC	USD	6,137	MYR	25,749	03/25/2021	294,831
BNP Paribas SA	USD	8,915	ZAR	134,496	03/15/2021	156,535
Citibank, NA	BRL	40,285	USD	7,752	01/05/2021	(3,731)
Citibank, NA	USD	7,563	BRL	40,285	01/05/2021	193,135
Citibank, NA	USD	1,992	KRW	2,265,555	01/14/2021	90,805
Citibank, NA	USD	3,397	GBP	2,529	01/21/2021	62,160
Citibank, NA	TWD	142,669	USD	5,111	01/27/2021	17,372
Citibank, NA	TWD	229,618	USD	8,187	01/27/2021	(11,054)
Citibank, NA	JPY	923,447	USD	8,851	03/15/2021	(99,792)
Citibank, NA	NOK	210,016	USD	24,026	03/15/2021	(461,606)
Credit Suisse International	USD	4,229	MXN	84,320	02/25/2021	(16,817)
Deutsche Bank AG	USD	13,961	INR	1,035,117	01/15/2021	197,784
Goldman Sachs Bank USA	USD	3,184	KRW	3,523,837	01/14/2021	54,767
Goldman Sachs Bank USA	USD	3,320	KRW	3,606,298	01/14/2021	(5,488)
Goldman Sachs Bank USA	IDR	33,140,889	USD	2,211	01/15/2021	(169,284)
Goldman Sachs Bank USA	BRL	40,285	USD	7,733	02/02/2021	(19,972)
Goldman Sachs Bank USA	JPY	710,470	USD	6,833	02/26/2021	(51,782)
Goldman Sachs Bank USA	AUD	42,789	USD	32,032	03/15/2021	(975,588)
Goldman Sachs Bank USA	EUR	21,274	USD	25,839	03/15/2021	(191,079)
Goldman Sachs Bank USA	USD	2,595	JPY	269,660	03/15/2021	18,974
Goldman Sachs Bank USA	USD	3,752	NOK	32,476	03/15/2021	34,672
Goldman Sachs Bank USA	USD	20,077	SEK	169,584	03/15/2021	549,690
HSBC Bank USA	USD	1,975	RUB	152,291	01/22/2021	81,511
JPMorgan Chase Bank, NA	CNY	9,787	USD	1,492	03/15/2021	(3,597)
JPMorgan Chase Bank, NA	NOK	36,228	USD	3,985	03/15/2021	(238,729)
Morgan Stanley Capital Services, Inc.	BRL	40,285	USD	7,658	01/05/2021	(97,749)
Morgan Stanley Capital Services, Inc.	USD	7,752	BRL	40,285	01/05/2021	3,731
Morgan Stanley Capital Services, Inc.	USD	1,766	KRW	2,006,849	01/14/2021	78,523
Morgan Stanley Capital Services, Inc.	USD	7,729	GBP	5,799	01/21/2021	201,801
Morgan Stanley Capital Services, Inc.	USD	5,640	ILS	18,345	01/21/2021	70,372

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	7,655	BRL	40,285	02/02/2021	$98,440
Morgan Stanley Capital Services, Inc.	JPY	543,622	USD	5,260	02/26/2021	(7,698)
Morgan Stanley Capital Services, Inc.	USD	4,566	JPY	473,428	02/26/2021	21,749
Morgan Stanley Capital Services, Inc.	JPY	365,423	USD	3,498	03/15/2021	(43,806)
Morgan Stanley Capital Services, Inc.	USD	11,247	AUD	14,916	03/15/2021	259,553
Morgan Stanley Capital Services, Inc.	USD	5,063	GBP	3,813	03/15/2021	153,992
Morgan Stanley Capital Services, Inc.	USD	3,929	NOK	34,294	03/15/2021	69,948
Morgan Stanley Capital Services, Inc.	USD	4,601	KRW	5,003,524	04/22/2021	(3,216)
Natwest Markets PLC	INR	238,447	USD	3,195	01/15/2021	(66,058)
Natwest Markets PLC	USD	2,227	IDR	33,140,889	01/15/2021	153,713
Natwest Markets PLC	CNY	24,930	USD	3,732	03/15/2021	(76,841)
Natwest Markets PLC	JPY	535,082	USD	5,126	03/15/2021	(60,357)
Natwest Markets PLC	USD	6,621	GBP	4,920	03/15/2021	110,444
Natwest Markets PLC	USD	6,260	ILS	20,337	03/15/2021	76,801
Natwest Markets PLC	USD	4,003	JPY	416,143	03/15/2021	30,763
Societe Generale	USD	15,955	SGD	21,313	03/15/2021	172,745
State Street Bank & Trust Co.	AUD	5,846	USD	4,432	01/12/2021	(75,564)
State Street Bank & Trust Co.	USD	4,193	AUD	5,468	01/12/2021	22,933
State Street Bank & Trust Co.	GBP	3,240	USD	4,349	01/21/2021	(82,742)
State Street Bank & Trust Co.	EUR	3,493	USD	4,139	03/15/2021	(134,808)
State Street Bank & Trust Co.	NZD	9,122	USD	6,446	03/15/2021	(119,297)
State Street Bank & Trust Co.	SEK	68,653	USD	8,192	03/15/2021	(158,350)
State Street Bank & Trust Co.	USD	5,932	AUD	7,877	03/15/2021	144,002
State Street Bank & Trust Co.	USD	2,962	EUR	2,429	03/15/2021	10,438
State Street Bank & Trust Co.	USD	5,795	THB	173,975	03/15/2021	12,333
UBS AG	USD	22,774	CHF	20,166	03/15/2021	51,639

						$232,834

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $82,122,225 or 5.9% of net assets.

(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $323,987,324 and gross unrealized depreciation of investments was $(44,064,883), resulting in net unrealized appreciation of $279,922,441.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

GDR – Global Depositary Receipt

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

December 31, 2020 (unaudited)

22.1%	Japan
11.0%	United Kingdom
7.6%	Australia
6.6%	Taiwan
5.6%	Germany
5.3%	Canada
4.2%	Sweden
3.7%	Norway
3.2%	South Korea
3.1%	France
2.8%	China
2.6%	Denmark
2.5%	Netherlands
2.1%	India
16.9%	Other
0.7%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.9% or less in the following: Austria, Brazil, Chile, Finland, Hong Kong, Indonesia, Ireland, Israel, Italy, Malaysia, Mexico, New Zealand, Philippines, Poland, Russia, South Africa, Spain, Switzerland, Thailand, Turkey and United States.

Bernstein Fund, Inc.

International Small Cap Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$38,561,215	$196,273,904		$—	$234,835,119
Consumer Discretionary	19,127,974	193,388,190		—	212,516,164
Information Technology	12,616,345	192,535,221		—	205,151,566
Financials	9,335,276	130,407,204		—	139,742,480
Materials	17,781,817	100,451,439		—	118,233,256
Consumer Staples	3,062,896	104,062,425		—	107,125,321
Communication Services	16,605,564	79,708,977		—	96,314,541
Real Estate	18,572,506	72,185,680		—	90,758,186
Health Care	21,509,460	67,664,043		—	89,173,503
Utilities	14,495,001	39,237,765		—	53,732,766
Energy	989,999	17,683,024		—	18,673,023
Rights	—	—		100,156	100,156
Short-Term Investments	9,963,819	—		—	9,963,819

Total Investments in Securities	182,621,872	1,193,597,872	(a)	100,156	1,376,319,900
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	3,708,098		—	3,708,098
Liabilities:
Forward Currency Exchange Contracts	—	(3,475,264)		—	(3,475,264)

Total	$182,621,872	$1,193,830,706		$100,156	$1,376,552,734

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2020 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$12,832	$49,255	$52,123	$9,964	$8